Segments	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segments

NOTE 18. SEGMENTS

Our operating segments are components of the business which are managed discretely and for which discrete financial information is reviewed regularly by our Chief Executive Officer, who is our chief operating decision maker, to assess performance and make decisions regarding the allocation of resources. Our operating and reportable segments are defined as follows:

•	Owned hotels —This segment derives its earnings from the operation of owned hotel properties located in the United States.
•

Franchise and management —This segment derives its earnings primarily from revenues earned under various franchise and management agreements relating to our owned, franchised, and managed hotels, which provide for us to earn compensation for the licensing of our brand to franchisees, as well as for services rendered, such as hotel management and providing access to certain shared services and marketing programs such as reservations, Returns, and property management systems.

Corporate and other includes revenues generated and operating expenses incurred in connection with the overall support and brand management of our owned, managed, and franchised hotels and operations.

The performance of our operating segments is evaluated primarily based upon Adjusted EBITDA, which should not be considered an alternative to net income (loss) or other measures of financial performance or liquidity derived in accordance with GAAP. We define Adjusted EBITDA as our net (loss) income (exclusive of noncontrolling interests) before interest expense, income tax expense (benefit), and depreciation and amortization, further adjusted to exclude certain items, including, but not limited to: gains, losses, and expenses in connection with: (i) asset dispositions; (ii) debt modifications/retirements; (iii) non-cash impairment charges; (iv) discontinued operations; (v) equity based compensation and (vi) other items.

The table below shows summarized consolidated financial information by segment:

	For the years ended December 31,
	2016	2015	2014
	(in thousands)
Revenues
Owned hotels	$879,653	$911,491	$870,061
Franchise and management (1)	116,806	114,610	94,002
Segment revenues	996,459	1,026,101	964,063
Other fee-based revenues from franchise and managed properties	25,150	23,204	21,481
Corporate and other (2)	124,757	126,469	116,805
Intersegment elimination (3)	(140,112)	(145,800)	(125,411)
Total revenues	$1,006,254	$1,029,974	$976,938
Adjusted EBITDA
Owned hotels	279,536	314,278	312,067
Franchise and management	116,806	114,610	94,002
Segment Adjusted EBITDA	396,342	428,888	406,069
Corporate and other	(35,964)	(34,846)	(36,180)
Adjusted EBITDA	$360,378	$394,042	$369,889

(1)

This segment includes intercompany fees which are charged to our owned hotels to reflect that certain functions, such as licensing and management, are included in the franchise and management segment. Prior to the IPO, we charged aggregate fees of 2.0% (0.33% license fees for trademark rights and 1.67% management fee for management services) to our owned hotels. In connection with the IPO, we entered into a new franchise agreement with our owned hotels, which covers certain services as well as trademark rights, and a new management agreement and terminated the existing agreements with our owned hotels. The new agreements, which commenced April 14, 2014, provide for a franchise fee of 4.5% of gross room revenues and a management fee of 2.5% of gross operating revenues for our owned hotels. Our consolidated financial information by segment for periods prior to April 14, 2014 presented herein reflects the historical aggregate fees of 2.0%.

(2)

Includes revenues related to our brand management programs and other cost reimbursements. The portions of these fees that are charged to our owned hotels, which totaled $71.5 million, $75.1 million and $68.4 million for the years ended December 31, 2016, 2015 and 2014, respectively, are eliminated in the accompanying consolidated financial statements. The franchise agreement we entered into with our owned hotels upon effectiveness of the IPO also includes a reservation fee of 2.0% of gross room revenues, which is reflected in corporate and other.

(3)

Includes management, license, franchise, BMF, Returns and other cost reimbursements totaling $140.1 million, $145.8 million and $125.4 million for the years ended December 31, 2016, 2015 and 2014, respectively. These fees are charged to owned hotels and are eliminated in the accompanying consolidated financial statements.

The table below provides a reconciliation of Adjusted EBITDA to EBITDA and EBITDA to net income (loss) attributable to La Quinta Holdings’ stockholders for the years ended December 31, 2016, 2015 and 2014:

	For the years ended December 31,
	2016	2015	2014
	(in thousands)
Adjusted EBITDA	$360,378	$394,042	$369,889
Fixed asset impairment loss	(104,258)	(50,121)	(5,308)
Loss from discontinued operations	—	—	(377)
(Gain ) loss on sales	4,908	(4,088)	—
Loss on retirement of assets	—	(445)	(177)
Gain (loss) related to casualty disasters	(3,051)	(1,824)	6,772
Loss on extinguishment of debt, net	—	—	(2,030)
Equity based compensation	(14,153)	(18,814)	(58,007)
Amortization of software service agreements (1)	(9,050)	(8,343)	(7,258)
Severance charges (2)	—	(11,021)	—
Other gains (losses), net (3)	(5,722)	4,347	821
EBITDA	229,052	303,733	304,325
Interest expense	(81,666)	(86,614)	(120,994)
Income tax expense	(493)	(22,487)	(28,805)
Recognition of net deferred tax liabilities upon C-corp conversion	—	—	(321,054)
Depreciation and amortization	(147,996)	(167,920)	(166,879)
Noncontrolling interests	(185)	(347)	(3,890)
Net income (loss) attributable to the Company	$(1,288)	$26,365	$(337,297)
(1)

We adopted ASU No. 2015-05 as of January 1, 2016. Accordingly, amortization of software service agreements in the amount of $8.3 million and $7.3 million, which was classified as depreciation and amortization for the years ended December 31, 2015 and 2014, respectively, has been reclassified to general and administrative in our consolidated statement of operations.  See Note 2 for additional information.

(2)	Includes cash and non-cash charges relating to the departure of the Company’s former President and Chief Executive Officer.
(3)

Other gains (losses), net primarily consists of net income (loss) attributable to the BMF (which, over time, runs at a break-even level, but may reflect a profit or loss from period to period), insurance proceeds from business interruption and litigation reserve adjustments.

The following table presents assets for our reportable segments, reconciled to consolidated amounts as of December 31, 2016, 2015 and 2014:

	2016	2015	2014
	(in thousands)
Total Assets
Owned hotels	$2,499,770	$2,682,394	$2,874,098
Franchise and management	198,832	192,284	191,410
Total segments assets	2,698,602	2,874,678	3,065,508
Corporate and other	193,921	111,166	114,265
Total	$2,892,523	$2,985,844	$3,179,773

The following table presents capital expenditures for our reportable segments, reconciled to our consolidated amounts:

	For the years ended December 31,
	2016	2015	2014
	(in thousands)
Owned hotels	$123,996	$82,139	$65,150
Franchise and management	—	—	—
Total segment capital expenditures	123,996	82,139	65,150
Corporate and other (1)	19,756	9,831	6,325
Total	$143,752	$91,970	$71,475

(1)

We adopted ASU No. 2015-05 as of January 1, 2016. Accordingly, cash payments of software service agreements in the amounts of $8.8 million and $7.2 million, which were classified as capital expenditures in corporate and other for the years ended December 31, 2015 and 2014, respectively, are reclassified as a change in other current assets in our consolidated statement of cash flows.  See Note 2 for additional information.